Average Annual Total Returns (Large Cap Trust)	12 Months Ended
May 01, 2011
Russell 1000 Index
Average Annual Return:
One Year	16.10%
Five Year	2.59%
Since Inception	4.07%
Date of Inception	Apr. 29, 2005
Series I, Large Cap Trust
Average Annual Return:
One Year	14.20%
Five Year	0.94%
Since Inception	3.03%
Date of Inception	Apr. 29, 2005
Series II, Large Cap Trust
Average Annual Return:
One Year	14.09%
Five Year	0.76%
Since Inception	2.83%
Date of Inception	Apr. 29, 2005
Series NAV, Large Cap Trust
Average Annual Return:
One Year	14.30%
Five Year	1.00%
Since Inception	3.07%
Date of Inception	Apr. 29, 2005